Nature of operations and reorganization - Financial Position and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Balance Sheet information of the Group
Cash and cash equivalents	¥ 549,979		¥ 694,910	¥ 1,270,001	$ 84,288	$ 106,500	¥ 1,543,811
Restricted cash, time deposits and investment	391,425		249,770		59,989
Accounts receivable, net	240,124		345,525		36,801
Prepayments and other current assets	66,295		118,423		10,160
Property and equipment, net	18,114		36,686		2,776
Intangible assets, net	25,172		27,061		3,858
Goodwill	10,236		12,697		1,569		¥ 147,296
Restricted cash, time deposits and investment - non-current	34,581		124,407		5,300
Other noncurrent assets	46,936		45,160		7,193
Total assets	1,403,734		1,661,721		215,133
Accounts payable	185,904		184,318		28,491
Advances from customers	54,275		44,000		8,318
Amount due to related parties	9,495		34,310		1,455
Accrued expenses and other current liabilities	220,866		224,018		33,849
Non-current liabilities	25,020		20,946		3,835
Total liabilities	678,096		589,760		103,923
Accounts receivable, amounts billed through RONG360	0		3,549
Results of operations of the Group
Total revenue	585,762	$ 89,772	1,435,727	1,921,876
Net income/(loss)	(304,147)	(46,613)	(451,760)	(164,615)
Revenues are eliminated through the consolidation	585,762	89,772	1,435,727	1,921,876
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	(107,498)	(16,474)	(200,837)	(72,827)
Net cash (used in)/provided by investing activities	(91,265)	(13,987)	(47,457)	(323,438)
Net cash provided by financing activities	98,597	15,110	(198,034)	60,399
Net decrease in cash and cash equivalents and restricted cash	(134,197)	(20,566)	(436,619)	(273,810)
Cash and cash equivalents and restricted cash at beginning of the year	833,382	127,721	1,270,001	1,543,811
Cash and cash equivalents and restricted cash at end of the year	699,185	107,155	833,382	1,270,001
Consolidated variable interest entity ("VIE")
Balance Sheet information of the Group
Cash and cash equivalents	15,649		6,673		2,398
Restricted cash, time deposits and investment	24,747		1,000		3,793
Accounts receivable, net	19,410		11,232		2,975
Amount due from the subsidiaries of the Group	99,397		173,024		15,233
Amount due from related party other than the subsidiaries of the Group	31,487		34,456		4,826
Prepayments and other current assets	10,182		17,173		1,560
Property and equipment, net	11,671		12,925		1,789
Intangible assets, net	23,637		21,398		3,623
Goodwill			7,313
Restricted cash, time deposits and investment - non-current	5,000		28,038		766
Other noncurrent assets	68		1,107		10
Total assets	241,248		314,339		36,973
Accounts payable	17,409		16,720		2,668
Advances from customers	3,845		164		589
Tax payable	19,315		19,205		2,960
Amount due to related parties	4,719				723
Accrued expenses and other current liabilities	127,512		135,883		19,542
Non-current liabilities	4,000		5,658		613
Total liabilities	176,800		177,630		$ 27,095
Results of operations of the Group
Total revenue	285,591	43,769	666,683	183,003
Net income/(loss)	(72,261)	(11,074)	(69,972)	18,506
Revenues are eliminated through the consolidation	285,591	43,769	666,683	183,003
Cash flows of the VIEs and its subsidiaries
Net cash provided by/(used in) operating activities	10,221	1,566	(68,513)	28,292
Net cash (used in)/provided by investing activities	3,464	531	31,359	(14,453)
Net cash provided by financing activities	9,600	1,471	30,000
Net decrease in cash and cash equivalents and restricted cash	23,285	3,568	(7,154)	13,839
Cash and cash equivalents and restricted cash at beginning of the year	7,511	1,151	14,665	826
Cash and cash equivalents and restricted cash at end of the year	30,796	$ 4,719	7,511	14,665
Consolidated variable interest entity ("VIE") | Elimination
Results of operations of the Group
Total revenue	230,809		597,022	93,976
Revenues are eliminated through the consolidation	¥ 230,809		¥ 597,022	¥ 93,976